Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000856138
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016